Trading Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Trading Liabilities

Trading liabilities at March 31, 2019 and 2018 consisted of the following:

	At March 31,
	2019	2018
	(In millions)
Debt instruments “short position”	¥1,835,860	¥2,008,711
Equity instruments “short position”	162,834	135,188

Total trading liabilities	¥1,998,694	¥2,143,899